Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Loss	$ (11,219,851)	$ (1,117,586)	$ (2,218,062)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	87,973	388,319	307,563
Gains on withdrawal of Right-of-use lease assets		(53,816)
Bad debt expense	491,868	144,520
Gain on disposal of subsidiaries	(14,002)	(26,049)
Impairment of goodwill	6,244,555
Change in operating assets and liabilities:
Account receivable, net	(4,102,339)	17,009	(415,749)
Prepaid expenses			123,896
Inventories, net	88,132	1,124,567	(1,195,104)
Other current assets	(345,447)	(176,613)	(21,551)
Advances to suppliers, net	(1,150,942)	361,443	(58,015)
Rent deposit		44,347
Deferred offering costs			(339,727)
Accounts payable	3,331,146	(4,123,850)	4,198,669
Contract liabilities	(406,624)	(4,251,510)	3,570,025
Tax payable	204,232	33,690	(98,610)
Lease liability	232,562	(256,432)	(227,221)
Accrued expenses and other current liabilities	1,036,397	(799,545)	1,225,660
Net cash (used in) provided by operating activities	(5,522,340)	(8,691,506)	4,851,744
Cash flows from investing activities:
Investment in loan receivable			(26,500,000)
Proceeds from the investment in loan receivable		26,500,000
Issuance of shares of common stock for the equity acquisition			72,420
Purchase of plant and equipment	(25,916)	(81,197)	(27,705)
Net cash (used in) provided by investing activities	(25,916)	26,418,803	(26,455,285)
Cash flows from financing activities:
(Payment to) Proceeds from related parties loans	(2,763,012)	(750,490)	1,005,461
Proceeds from convertible promissory notes	5,550,607
IPO proceeds due to related party			4,999,550
Proceeds from borrowings	285,255	455,756
Proceeds from initial public offering			21,500,450
Repayment of Bank loans	(195,350)
Capital contributions		1,408,013	166,565
Net cash provided by financing activities	2,877,500	1,113,279	27,672,026
Effect of changes of foreign exchange rate on cash	(246,808)	765,792	413,155
Net (decrease) increase in cash	(2,917,564)	19,606,368	6,481,670
Cash and cash equivalents at the Beginning of financial year	26,634,332	7,027,964	546,294
Cash and cash equivalents at the end of financial year	23,716,768	26,634,332	7,027,964
SUPPLEMENTARY CASH FLOW INFORMATION:
Right of use assets obtained in exchange for operating lease liabilities	302,631	37,270
Deferred offering cost reduces additional paid-in capital	$ (9,893)		$ 652,871